Document and Entity Information	Jul. 23, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001631256
Document Type	8-K/A
Document Period End Date	Jul. 23, 2024
Entity Registrant Name	KBS GROWTH & INCOME REIT, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-56050
Entity Tax Identification Number	47-2778257
Entity Address, Address Line One	800 Newport Center Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	417-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On July 24, 2024, KBS Growth & Income REIT, Inc. (the “Company”), filed a Current Report on Form 8-K dated July 23, 2024 with regard to the disposition of a five-story Class A office building containing 203,284 rentable square feet located on approximately 4.6 acres of land in Houston, Texas (“The Offices at Greenhouse”). The Company hereby amends the Form 8-K dated July 23, 2024 to provide the required pro forma information related to its disposition of The Offices at Greenhouse.